Fair Value of Financial Instruments - Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Change in fair value of debt	$ (197,939)	$ 65,344	$ (352,627)	$ 93,244	$ 84,109
Contingent acquisition consideration payable		1,478		2,189	2,189
Change in fair value of derivative financial instruments	(48,494)		(2,762)
Total gains	$ (246,433)	$ 66,822	$ (355,389)	$ 95,433	$ 86,298